Stock-Based Compensation - Schedule of Recognized Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense for employee awards	$ 12,139	$ 13,103	$ 11,710
Stock-based compensation expense for non-employee awards	1	58	268
Total stock-based compensation expense	12,140	13,161	11,978
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense for employee awards	6,083	7,711	6,434
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense for employee awards	4,685	$ 5,392	$ 5,276
Restructuring Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense for employee awards	$ 1,371